Other Income and Expenses	12 Months Ended
Dec. 31, 2021
Other Income and Expenses [Abstract]
Other Income and Expenses [Text Block]
Note 5 – Other Income and Expenses
The following table presents by segment, certain items within Operating and maintenance expenses and Selling, general, and administrative expenses in the Consolidated Statement of Income:

	Transmission & Gulf of Mexico	Northeast G&P	West	Gas & NGL Marketing Services	Other
	(Millions)
2020
Income related to benefit policy change	$(22)	$(9)	$(9)	$—	$—
2019
Severance and related costs	39	7	10	—	1

Additional Items

Other income (expense) – net below Operating income (loss) includes $17 million, $15 million, and $32 million of income for equity AFUDC within the Transmission & Gulf of Mexico segment for the years ended December 31, 2021, 2020, and 2019, respectively. Other income (expense) – net below Operating income (loss) also includes $4 million and $9 million of income for the years ended December 31, 2021 and 2019, respectively, and $(13) million of loss for the year ended December 31, 2020, associated with regulatory assets related to the effects of deferred taxes on equity funds used during construction primarily within the Other segment.